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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700




                                       May 2, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

       Re:   New England Variable Life Separate Account
             File No. 333-103193 - (Zenith Flexible Life 2001)
             Rule 497(j) Certification

Commissioners:

      On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplement and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus, Supplement and the SAI for that product contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 28, 2003.

      If you have any questions, please contact me at (617) 578-3031.

                                       Sincerely,

                                       /s/ John E. Connolly, Jr.

                                       John E. Connolly, Jr.